Interests in subsidiaries (Detail 1.1) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital | $			$ 338	$ 338	$ 338	$ 338
UBS AG Subsidiaries
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company		UBS AG
Registered office		Zurich and Basel, Switzerland
Share capital		SFr 385.8
Equity interest accumulated in %		100.00%
UBS Business Solutions AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	[1]	UBS Business Solutions AG
Registered office	[1]	Zurich, Switzerland
Share capital	[1]	SFr 1.0
Equity interest accumulated in %	[1]	100.00%
UBS Group Funding (Switzerland) AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company		UBS Group Funding (Switzerland) AG
Registered office		Zurich, Switzerland
Share capital		SFr 0.1
Equity interest accumulated in %		100.00%
UBS AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital | $			$ 338	$ 338	$ 338	$ 338

[1]	UBS Business Solutions AG holds subsidiaries in Poland, China and India.